Summary of Significant Accounting Policies (Details)	12 Months Ended						1 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Vipshop Information USD ($) item	Dec. 31, 2012 Vipshop Information USD ($)	Dec. 31, 2011 Vipshop Information USD ($)	Oct. 31, 2012 Vipshop Information Mr. Shen	Dec. 31, 2012 Vipshop Information Mr. Shen	Dec. 31, 2012 Vipshop Information Mr. Arthur Xiaobo Hong	Dec. 31, 2012 Vipshop Information Mr. Bin Wu	Dec. 31, 2012 Vipshop Information Mr. Xing Peng	Dec. 31, 2013 Vipshop Information WOFE Exclusive Business Cooperation Agreement item	Dec. 31, 2013 Vipshop Information WOFE Exclusive Option Agreements USD ($)	Dec. 31, 2013 Vipshop Information WOFE Exclusive Option Agreements CNY	Dec. 31, 2013 Vipshop Information WOFE Amended and Restated Exclusive Business Cooperation Agreement	Dec. 31, 2013 Vipshop Information WOFE Amended and Restated Exclusive Option Agreement	Dec. 31, 2013 Vipshop Information WOFE Exclusive Purchase Framework Agreement
Principles of consolidation
Fees payable in consideration of services, as a percentage of net income												100.00%			100.00%
Number of parties under the agreement												2
Term of agreement												10 years			10 years	10 years	5 years
Purchase price of the right to purchase equity interest of each equity holder of VIE													$ 1.65	10
Number of days of which a prior written notice is required to terminate the agreement															30 days		15 days
Number of investors	5			5
Equity interest transferred from one of the former shareholder to an existing shareholder (as a percent)							10.40%
Equity interest (as a percent)								52.00%	26.00%	11.60%	10.40%
Financial position of the VIE
Total assets				631,848,860	173,424,245
Current Liabilities:
Accounts payable	(476,847,881)	(193,455,827)		(70,026)	(101,556)
Advance from customers	(131,781,751)	(55,948,713)		(131,781,751)	(55,948,713)
Accrued expenses and other current liabilities	(196,327,519)	(52,676,443)		(101,097,647)	(24,908,418)
Amounts due to related parties	(2,141,411)	(1,335,756)		(1,369,767)	(789,057)
Deferred income	(21,705,981)	(12,917,567)		(20,592,249)	(10,850,319)
Total current liabilities	(828,804,543)	(316,334,306)		(254,911,440)	(92,598,063)
Total liabilities				(254,911,440)	(92,598,063)
Total equity				376,937,420	80,826,182
Results of operation of the VIE
Net revenues	1,696,672,735	692,112,964	227,142,876	1,694,782,751	691,975,575	226,291,723
Total operating expenses	(362,654,007)	(168,981,998)	(150,823,552)	(204,766,265)	(70,858,631)	(55,725,479)
Net (loss) income	$ 52,299,863	$ (9,472,074)	$ (107,271,525)	$ (1,946,318)	$ 8,058,229	$ (26,409,424)